Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK SUSTAINABLE BALANCED FUND, INC.
(the “Fund”)
Supplement dated December 4, 2024 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund, each dated September 27, 2024, as supplemented to date
On November 19, 2024, the Board of Directors of BlackRock Sustainable Balanced Fund, Inc. approved a change in the name of the Fund to “BlackRock Balanced Fund, Inc.” and certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name. These changes are expected to become effective on or about March 3, 2025.
Accordingly, effective on or about March 3, 2025, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
BlackRock Sustainable Balanced Fund, Inc. is renamed BlackRock Balanced Fund, Inc.
The sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Sustainable Balanced Fund, Inc. — Principal Investment Strategies of the Fund”, “Fund Overview — Key Facts About BlackRock Sustainable Balanced Fund, Inc. — Principal Investment Strategies of the Fund” and “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund invests in a combination of equity securities, fixed-income securities and derivatives. The proportion the Fund invests in each category at any given time depends on Fund management’s view of how attractive that category appears relative to the others. The Fund intends to invest at least 25% of its assets in equity securities and at least 25% of its assets in senior fixed income securities, such as U.S. government debt securities, corporate debt securities, and mortgage-backed and asset-backed securities.
With respect to the Fund’s equity investments, the Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI All Country World Index (the “ACWI”). The ACWI is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. In selecting equity investments, the Fund primarily uses proprietary return forecast models that incorporate quantitative analysis. Equity securities include common stock, preferred stock and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may invest in securities of both U.S. or non‑U.S. issuers without limit, which can be U.S. dollar based or non‑U.S. dollar based and may be currency hedged or unhedged. The Fund may invest in securities of companies of any market capitalization.
With respect to the Fund’s fixed-income investments, the Fund will invest primarily using model-based asset allocation and security selection models. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; mortgage to‑be‑announced (“TBA”) securities; debt obligations of U.S. issuers, including corporate bonds; municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Fund may invest in bonds issued by companies located in countries other than the United States, including companies in emerging markets. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund seeks to invest a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The Fund may invest up to 10% of its assets in securities rated below investment grade (“high yield” or “junk” bonds). The Fund may invest in bonds of any maturity or duration.
The Fund may invest a significant portion of its fixed income holdings in U.S. agency mortgage pass-through securities, which are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed securities to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps) forward contracts and various other instruments, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may also invest in indexed and inverse securities.
The risk factor entitled “ESG Investing Risk” in the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Sustainable Balanced Fund, Inc. — Principal Risks of Investing in the Fund”, “Fund Overview — Key Facts About BlackRock Sustainable Balanced Fund, Inc. — Principal Risks of Investing in the Fund” and “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” is deleted in its entirety.

BLACKROCK SUSTAINABLE BALANCED FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK SUSTAINABLE BALANCED FUND, INC.
(the “Fund”)
Supplement dated December 4, 2024 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund, each dated September 27, 2024, as supplemented to date
On November 19, 2024, the Board of Directors of BlackRock Sustainable Balanced Fund, Inc. approved a change in the name of the Fund to “BlackRock Balanced Fund, Inc.” and certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name. These changes are expected to become effective on or about March 3, 2025.
Accordingly, effective on or about March 3, 2025, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
BlackRock Sustainable Balanced Fund, Inc. is renamed BlackRock Balanced Fund, Inc.
The sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Sustainable Balanced Fund, Inc. — Principal Investment Strategies of the Fund”, “Fund Overview — Key Facts About BlackRock Sustainable Balanced Fund, Inc. — Principal Investment Strategies of the Fund” and “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund invests in a combination of equity securities, fixed-income securities and derivatives. The proportion the Fund invests in each category at any given time depends on Fund management’s view of how attractive that category appears relative to the others. The Fund intends to invest at least 25% of its assets in equity securities and at least 25% of its assets in senior fixed income securities, such as U.S. government debt securities, corporate debt securities, and mortgage-backed and asset-backed securities.
With respect to the Fund’s equity investments, the Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the MSCI All Country World Index (the “ACWI”). The ACWI is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. In selecting equity investments, the Fund primarily uses proprietary return forecast models that incorporate quantitative analysis. Equity securities include common stock, preferred stock and convertible securities. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may invest in securities of both U.S. or non‑U.S. issuers without limit, which can be U.S. dollar based or non‑U.S. dollar based and may be currency hedged or unhedged. The Fund may invest in securities of companies of any market capitalization.
With respect to the Fund’s fixed-income investments, the Fund will invest primarily using model-based asset allocation and security selection models. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; mortgage to‑be‑announced (“TBA”) securities; debt obligations of U.S. issuers, including corporate bonds; municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Fund may invest in bonds issued by companies located in countries other than the United States, including companies in emerging markets. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund seeks to invest a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The Fund may invest up to 10% of its assets in securities rated below investment grade (“high yield” or “junk” bonds). The Fund may invest in bonds of any maturity or duration.
The Fund may invest a significant portion of its fixed income holdings in U.S. agency mortgage pass-through securities, which are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed securities to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps) forward contracts and various other instruments, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. The Fund may also invest in indexed and inverse securities.
The risk factor entitled “ESG Investing Risk” in the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Sustainable Balanced Fund, Inc. — Principal Risks of Investing in the Fund”, “Fund Overview — Key Facts About BlackRock Sustainable Balanced Fund, Inc. — Principal Risks of Investing in the Fund” and “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” is deleted in its entirety.